SHARE OPTIONS - Summary of Number of Share Options Outstanding (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2015 shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 NOK / shares shares	Dec. 31, 2016 NOK / shares shares	Dec. 31, 2014 NOK / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Granted (in shares) | shares	112,880		113,000
Number of options, Options outstanding as of December 31, 2016 (in shares) | shares	821,000	84,000		84,000	0
Weighted Average Exercise Price
Granted (in dollars per share) | NOK / shares			NOK 144.45
Options outstanding as of December 31, 2016 (in dollars per share) | NOK / shares				NOK 144.45	NOK 0.00
2016 Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Granted (in shares) | shares		700,000
Number of options, Options outstanding as of December 31, 2016 (in shares) | shares		700,000		700,000
Weighted Average Exercise Price
Granted (in dollars per share) | $ / shares		$ 4.20
Options outstanding as of December 31, 2016 (in dollars per share) | $ / shares		4.20
Weighted Average Grant date Fair Value
Granted (in dollars per share) | $ / shares		2.47
Options outstanding as of December 31, 2016 (in dollars per share) | $ / shares		$ 2.47